FINANCIAL INSTRUMENTS - SCHEDULE OF OFFSETTING ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative Asset [Abstract]
Gross amounts presented in the consolidated balance sheet	$ 1,881	$ 3,617
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,881)	(1,831)
Net amount	0	1,786
Derivative Liability [Abstract]
Gross amounts presented in the consolidated balance sheet	15,540	15,222
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,881)	(1,831)
Net amount	$ 13,659	$ 13,391